Acquisitions (Details) In Millions, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended						12 Months Ended
	Dec. 31, 2011 USD ($)	Sep. 30, 2011 USD ($)	Jun. 30, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2010 USD ($)	Jun. 30, 2010 USD ($)	Mar. 31, 2010 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2010 COMSYS [Member] USD ($)	Dec. 31, 2011 COMSYS [Member] USD ($)	Apr. 05, 2010 COMSYS [Member] USD ($)	Dec. 31, 2011 Proservia SA [Member] EUR (€)	Nov. 30, 2011 Proservia SA [Member] USD ($)	Nov. 30, 2011 Proservia SA [Member] EUR (€)	Sep. 22, 2011 Proservia SA [Member] EUR (€)	Dec. 31, 2011 All Other Acquisitions [Member] USD ($)	Dec. 31, 2010 All Other Acquisitions [Member] USD ($)	Dec. 31, 2009 All Other Acquisitions [Member] USD ($)
Business Acquisition [Line Items]
Acquisition date												2010-04-05			2011-09-22
Percent of shares and voting rights acquired (in hundredths)																100.00%	100.00%	70.00%
Value of common stock acquired (price per share)														$ 17.65			€ 14.89	€ 14.89
Total purchase price														$ 427.0		$ 29.4	€ 21.6		$ 19.6	$ 32.3	$ 21.6
Business acquisition, debt repaid upon closing														47.1
Percentage of consideration paid in common stock (in hundredths)														50.00%
Consideration paid in common stock, number of shares issued (in shares)												3,200,000
Consideration paid, equity portion														188.5
Percentage of consideration paid in cash (in hundredths)														50.00%
Consideration paid in cash														191.4
Transaction costs associated with the acquisition												10.8
Capital charges assumption as a percent of revenue (in hundredths)												1.30%
Discount rate used in valuation of assets and liabilities acquired (in hundredths)												13.00%
Fair Value of COMSYS' Assets Acquired and Liabilities Assumed [Abstract]
Cash and cash equivalents														0.9
Accounts receivable, net														207.0
Prepaid expenses and other assets														2.1
Total current assets														210.0
Goodwill												281.6	278.0	281.6			20.7	20.7	12.9
Intangible assets												106.3	85.4	127.1	10.8			11.0	4.5
Other assets														50.5
Property and equipment														5.2
Total assets														674.4
Accounts payable														135.9
Employee compensation payable														40.8
Accrued liabilities														14.3
Total current liabilities														191.0
Other long-term liabilities														56.4
Total liabilities assumed														247.4
Net assets acquired														427.0
Finite-lived intangibles														127.1
Estimated useful life of finite-lived intangibles (in years)												14.0
Goodwill	984.7				954.1				984.7	954.1	959.1
Goodwill deductible for tax purposes													28.2
Revenues from services
Pro forma										19,036.1	16,688.0
As reported	5,484.0	5,782.3	5,667.3	5,072.4	5,209.6	4,972.0	4,585.6	4,099.3	22,006.0	18,866.5	16,038.7
Net earnings / (loss)
Pro forma										(269.9)	(27.9)
As reported	$ 63.6	$ 79.6	$ 72.7	$ 35.7	$ (350.4)	$ 51.3	$ 32.7	$ 2.8	$ 251.6	$ (263.6)	$ (9.2)
Net earnings / (loss) per share - diluted
Pro forma (in dollars per share)										$ (3.30)	$ (0.34)
As reported (in dollars per share)	$ 0.78	$ 0.97	$ 0.87	$ 0.43	$ (4.29)	$ 0.62	$ 0.40	$ 0.04	$ 3.04	$ (3.26)	$ (0.12)